Current Liabilities - Provisions	12 Months Ended
Jun. 30, 2025
Current provisions [abstract]
Current Liabilities - Provisions	Note 24. Current Liabilities - Provisions

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Annual leave	825	762
Long service leave	314	256
Total current provisions	1,139	1,018